SUBSEQUENT EVENTS (Details Narrative)		12 Months Ended
	Aug. 02, 2021 USD ($) Number shares	Dec. 31, 2020 USD ($) shares	Aug. 01, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Proceeds from sale		$ 8,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		1,173,190		1,069,925	1,130,472	1,380,492
2011 Executive Incentive Compensation Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		1,445,885		1,168,630
Subsequent Event [Member] | 2011 Executive Incentive Compensation Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	0		995,530
Subsequent Event [Member] | 2011 Executive Incentive Compensation Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares			98,705
Subsequent Event [Member] | Lantronix [Member]
Subsequent Event [Line Items]
Number Of Former Employees Hired | Number	63
Discontinued Operations, Disposed of by Sale [Member]
Subsequent Event [Line Items]
Proceeds from sale		$ 8,900,000
Discontinued Operations, Disposed of by Sale [Member] | E&S Sale Transaction [Member]
Subsequent Event [Line Items]
Severance payments	$ 1,250,000
Discontinued Operations, Disposed of by Sale [Member] | E&S Sale Transaction [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale	24,160,000
Sale price	$ 25,027,566
Earnout Contingency, Number of Successive Intervals After Closing | Number	2
Earnout Contingency, Successive Interval Period	180 days
Number Of Employees Terminated | Number	75
Non-Cash Charge Relating To Acceleration And Settlement Of Outstanding Equity Awards	$ 325,000
Discontinued Operations, Disposed of by Sale [Member] | E&S Sale Transaction [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Contingent earnout receivable	$ 7,000,000
Service Agreement Period	12 months